Income Taxes (Tables)	12 Months Ended
Sep. 30, 2025
Income Taxes [Abstract]
Schedule of Income Tax (Benefit) Expenses from Continuing Operations

The components of the income tax (benefit) expenses from continuing operations are:

	Year Ended September 30,
	2023	2024	2025
Current	$58,239	$16,102	$58,712
Deferred	(120,686)	(802,471)	964,245
Total income tax (benefit) expenses	$(62,447)	$(786,369)	$1,022,957

Schedule of Reconciliations of the Statutory Income Tax Rate and the Group’s Effective Income Tax

The reconciliations of the statutory income tax rate and the Group’s effective income tax rate are as follows:

	Year Ended September 30,
	2023	2024	2025
Net loss before income tax (benefit) expenses	$(3,863,360)	$(6,604,033)	$(8,362,023)
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	(965,840)	(1,651,008)	(2,090,506)

Effect of income tax rate differences in jurisdictions other than the PRC	648,819	494,791	263,564
Expenses not deductible for tax purposes and non-taxable income	283,609	492,222	1,032,487
Additional deduction of R&D expenses	(50,958)	(71,800)	(238,544)
Effect of preferential tax rates	21,923	(50,879)	92,753
Effect on valuation allowance	-	-	1,960,736
Effect of utilization of tax loss carried forward	-	305	2,467
Income tax (benefit) expenses	$(62,447)	$(786,369)	$1,022,957
Effective tax rates	2%	12%	(12)%

Schedule of Deferred Tax Asset and Liability

The tax effect of temporary difference under ASC Topic 740 “Accounting for Income Taxes” that gives rise to deferred tax asset and liability as of September 30, 2024 and 2025 was as follows:

	As of September 30,
	2024	2025
Deferred tax assets:
Tax loss carry forwards	$182,690	$353,649
Other-than-temporary impairment	780,249	1,593,785
Credit loss allowance	21,997	32,908
Reserve for inventory	6,403	6,145
Less: disposal of a subsidiary	(314)	-
Less: valuation allowance	-	(1,986,487)
Deferred tax assets, net	$991,025	$-

Schedule of Net Operating Loss CarryForwards	As of September 30, 2025, net operating loss carryforwards will expire, if unused, in the following amounts:
Year ending September 30,	Amount
2030	$615,690
2031	-
2032	-
2033	120,311
2034	137,015
2035	1,078,451
Total	$1,951,467